Balance Sheets (USD $)	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Current Assets
Cash	$ 198,535	$ 718,907	$ 1,226,964
Prepaid expenses and deposits	13,004	53,613	43,691
Total Current Assets		772,520	1,270,655
Deferred financing costs		0	60,965
Total Assets	211,539	772,520	1,331,620
Current Liabilities
Accounts payable and accrued liabilities	137,575	136,134	188,837
Due to related parties	625,001	586,426	591,428
Derivative liabilities	0	8,407	0
Total Current Liabilities	762,576	730,967	780,265
Due to related parties	200,632	197,204	77,784
Derivative liabilities		0	389,826
Total Liabilities	963,208	928,171	1,247,875
Stockholders' Deficit
Preferred stock Authorized: 100,000,000 shares, par value $0.00001 Issued and outstanding: nil shares	0	0	5
Common stock Authorized: 131,666,666 shares, par value $0.00001 Issued and outstanding: 68,696,934 shares	687	687	654
Additional paid-in capital	22,279,275	22,279,275	21,620,854
Common stock subscribed		0	300,000
Deficit accumulated during the exploration stage	(23,031,631)	(22,435,613)	(21,837,768)
Total Stockholders' Deficit	(751,669)	(155,651)	83,745
Total Liabilities and Stockholders' Deficit	$ 211,539	$ 772,520	$ 1,331,620